Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	SFr 494.1	SFr 323.6
Lease modification	8.8	4.3
Additions	67.2	228.5
Disposals		(0.1)
Depreciation	(45.4)	(36.9)
Currency Translation	6.0	(42.8)
Right-of-use assets ending balance	530.7	476.6
Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	692.0	455.9
Right-of-use assets ending balance	773.5	633.2
Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(197.9)	(132.3)
Right-of-use assets ending balance	(242.8)	(156.6)
Storage
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	186.7	100.7
Lease modification	0.2	2.2
Additions	3.4	143.4
Disposals		0.0
Depreciation	(16.5)	(15.7)
Currency Translation	2.9	(26.4)
Right-of-use assets ending balance	176.7	204.1
Storage | Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	265.0	152.8
Right-of-use assets ending balance	271.2	265.0
Storage | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(78.3)	(52.1)
Right-of-use assets ending balance	(94.5)	(60.9)
Stores & showrooms
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	210.8	119.4
Lease modification	6.9	0.6
Additions	63.5	79.5
Disposals		0.0
Depreciation	(21.6)	(13.7)
Currency Translation	1.7	(13.3)
Right-of-use assets ending balance	261.4	172.4
Stores & showrooms | Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	272.3	154.4
Right-of-use assets ending balance	345.7	217.2
Stores & showrooms | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(61.5)	(35.0)
Right-of-use assets ending balance	(84.3)	(44.8)
Offices
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	95.0	101.1
Lease modification	1.7	1.5
Additions	0.3	5.2
Disposals		0.0
Depreciation	(6.8)	(6.6)
Currency Translation	1.4	(3.0)
Right-of-use assets ending balance	91.5	98.2
Offices | Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	144.9	139.1
Right-of-use assets ending balance	147.9	141.5
Offices | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(49.9)	(38.0)
Right-of-use assets ending balance	(56.4)	(43.3)
Cars
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	1.6	2.5
Lease modification	0.0	0.1
Additions	0.1	0.4
Disposals		(0.1)
Depreciation	(0.6)	(0.9)
Currency Translation	0.0	(0.1)
Right-of-use assets ending balance	1.1	2.0
Cars | Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	9.8	9.6
Right-of-use assets ending balance	8.7	9.5
Cars | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(8.2)	(7.1)
Right-of-use assets ending balance	SFr (7.6)	SFr (7.5)